CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY (DEFICIT) (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Temporary equity, issuance costs			$ 412
Issuance costs	$ 57,400
Series D
Temporary equity, issuance costs		$ 11	$ 128
Series E
Temporary equity, issuance costs		$ 158